Debt Instruments (Tables) - Debt instruments.	12 Months Ended
Dec. 31, 2017
Financial assets
Schedule of financial assets

	12/31/2016	12/31/2017

Classification:
Financial assets held for trading	140,853	147,747
Available-for-sale financial assets	154,318	164,947
Loans and receivables	11,472	10,758
	306,643	323,452
Type:
Mexican government debt securities	229,514	224,003
Of which:
Collateral delivered for OTC transactions (Note 32)	2,670	2,964
Foreign government debt securities	65,286	89,585
Of which:
Brazilian Government Notes	34,359	34,488
US Government Treasury Bills (T-BILLS)	30,927	55,097
Debt securities issued by financial institutions	5,612	3,975
Other debt securities	6,231	5,889
	306,643	323,452
Currency:
Peso	220,390	200,666
USD	36,922	61,080
Brazilian Real (BRL)	34,359	34,488
Other currencies	14,972	27,218
	306,643	323,452

Schedule of classification by external rating of financial assets

The breakdown by issuer rating of Debt instruments at December 31, 2016 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	30,927	30,927	10.07%
A	3,352	200,649	204,001	66.53%
BBB	3,709	17,527	21,236	6.93%
BB	4,609	45,698	50,307	16.41%
Below B	172	—	172	0.06%
	11,842	294,801	306,643	100%

The breakdown by issuer rating of Debt instruments at December 31, 2017 is as follows:

	Private
	Debt	Sovereign Debt	Total	%

AAA	—	55,097	55,097	17.03%
A	2,651	181,965	184,616	57.08%
BBB	3,685	29,876	33,561	10.38%
BB	3,528	46,650	50,178	15.51%
	9,864	313,588	323,452	100%

Financial assets held for trading
Financial assets
Schedule of financial assets

	12/31/2016	12/31/2017

Federal Treasury Securities (CETES)	7,647	9,188
United Mexican States Bonds (UMS)	48	44
Federal Mexican Government Development Bonds (BONDES)	41,684	33,291
M and M10 Mexican Government Bonds	10,286	14,069
Mexican Bank Saving Protection Bonds (BPATs)	35,595	25,092
Federal Mexican Government Development Bonds in UDIS(1) (UDIBONDS)	8,881	6,930
T-BILLS	30,927	55,038
Other debt securities	5,785	4,095
	140,853	147,747

(1)

“UDIs” are Unidades de inversión, a peso-equivalent unit of account indexed for Mexican inflation. UDIs are units of account created by the Central Bank on April 4, 1995, the value of which in pesos is indexed to inflation on a daily basis, as measured by the change in the Mexican National Consumer Price Index (Índice Nacional de Precios al Consumidor or INPC). Under a UDI-based loan or financial instrument, the borrower’s nominal peso principal balance is converted either at origination or upon restructuring to a UDI principal balance and interest on the loan or financial instrument is calculated on the outstanding UDI balance of the loan or financial instrument. Principal and interest payments are made by the borrower in an amount of pesos equivalent to the amount due in UDIs at the stated value of UDIs on the day of payment. As of December 31, 2017, one UDI was equal to 5.934551 pesos.

Financial assets available for sale
Financial assets
Schedule of financial assets

	12/31/2016	12/31/2017

UMS	17,479	29,832
M, M3 and M5 Mexican Government Bonds	75,639	76,174
BPATs	15,877	13,586
UDIBONDS	4,906	5,039
T-BILLS	—	59
Brazilian Government Notes	34,359	34,488
Other debt securities	6,058	5,769
	154,318	164,947
Of which:
Before allowance for impairment losses	154,318	164,947
Allowance for impairment losses	—	—
	154,318	164,947

Schedule of changes in financial instruments

	2015	2016	2017

Beginning balance	83,029	113,525	154,318
Net additions/(disposals)	30,527	44,366	8,703
Valuation adjustments	(192)	(3,453)	1,935
Amounts reclassified to consolidated income statement	161	(120)	(9)
Balance at year-end	113,525	154,318	164,947

Loans and receivables
Financial assets
Schedule of financial assets

	12/31/2016	12/31/2017

Special CETES	3,691	2,975
BREMS R	7,781	7,783
	11,472	10,758

Type:
Unquoted	11,472	10,758
Of which:
Before allowance for impairment losses	11,472	10,758
Allowance for impairment losses	—	—
	11,472	10,758